Reinsurance	12 Months Ended
Dec. 31, 2019
Reinsurance

9. Reinsurance

The Company reinsures certain of its risks to unaffiliated reinsurers and ALIC under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

As of December 31, 2019 and 2018, for certain term life insurance policies, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance. Further, the Company cedes the mortality risk associated with coverage in excess of $2.0 million per life to ALIC. Prior to July 1, 2013, the Company ceded mortality risk in excess of $250 thousand per life to ALIC.

In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $166.9 million and $170.6 million as of December 31, 2019 and 2018, respectively, due from Prudential related to the disposal of its variable annuity business that was effected through reinsurance agreements.

The amounts ceded to Prudential for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Premiums and contract charges	$4,797	$5,189	$5,401
Contract benefits	(890)	1,459	(3,251)
Interest credited to contractholder funds	4,307	4,533	4,805
Operating costs and expenses	867	868	943

As of December 31, 2019 and 2018, the Company had reinsurance recoverables of $579 thousand and $722 thousand, respectively, due from a subsidiary of Citigroup (Triton Insurance Company) in connection with the disposition of the direct response distribution business in 2003.

As of December 31, 2019, the gross life insurance in force was $43.09 billion of which $482.9 million and $8.10 billion were ceded to affiliated and unaffiliated reinsurers, respectively.

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Direct	$203,614	$199,289	$185,875
Assumed - non-affiliate	697	685	672
Ceded
Affiliate	(2,186)	(1,972)	(1,730)
Non-affiliate	(16,359)	(17,361)	(17,705)

Premiums and contract charges, net of reinsurance	$185,766	$180,641	$167,112

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Direct	$272,200	$248,008	$237,998
Assumed - non-affiliate	500	586	550
Ceded
Affiliate	(2,354)	(55)	(882)
Non-affiliate	(11,333)	(10,961)	(7,173)

Contract benefits, net of reinsurance	$259,013	$237,578	$230,493

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Direct	$90,758	$96,002	$102,164
Assumed - non-affiliate	13	13	18
Ceded - non-affiliate	(4,307)	(4,533)	(4,805)

Interest credited to contractholder funds, net of reinsurance	$86,464	$91,482	$97,377

In addition to amounts included in the table above are reinsurance premiums ceded to ALIC of $4.2 million, $3.4 million and $3.5 million and settlements received from ALIC of $1.0 million, zero and zero in 2019, 2018 and 2017, respectively, under the terms of the structured settlement annuity reinsurance agreement (see Note 4).